Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Series A Junior Subordinated Notes due 2056
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 450,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,145
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of the offering is $900,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% Series B Junior Subordinated Notes due 2056
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 450,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,145
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of the offering is $900,000,000.